Shareholder's Equity (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Jan. 19, 2011
Shareholder's Equity (Textuals) [Abstract]
Term to exercise warrants (years)				10 years
Stock Repurchase Program, Authorized Amount	$ 227,000,000
Purchase of common stock shares	16.7	23.3
Purchase of common stock shares, value	(124,995,000)	(148,881,000)	0
Purchase of common stock, average price per share	$ 7.46	$ 6.36
Purchase price of warrants originally issued to the Treasury					49,100,000
Floating Rate Series B Noncumulative Perpetual Preferred Stock Exchanged		35,500,000
Issue of Series B preferred stock		23,800,000
Proceeds from issuance of Preferred Class B fixed				$ 1,400,000,000
Warrant exercise Price				$ 8.90